Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital	Additional paid-in capital	Transactions among shareholders	Special reserve	Other reserves	Total	Treasury shares	Other comprehensive income	Retained earnings	Total	Non-controlling interests
Beginning balance at Dec. 31, 2019	R$ 5,973,005	R$ 62	R$ 5,440,047	R$ (223,676)	R$ 61,127	R$ 166,288	R$ 5,443,786	R$ (90)	R$ (72,335)	R$ 600,956	R$ 5,972,379	R$ 626
Statement [LineItems]
Net income (loss) for the year	837,446									854,071	854,071	(16,625)
Other comprehensive income (loss) for the year	67,140								67,333		67,333	(193)
Total comprehensive income	904,586								67,333	854,071	921,404	(16,818)
Capital increase	7,872,554	13	7,872,541				7,872,541				7,872,554
Transaction costs from subsidiaries	(39,964)		39,964				39,964				39,964
Share-based payments	31,508					31,296	31,296				31,296	212
Issuance of shares for business acquisition	34,961		34,961				34,961				34,961
Repurchase and cancelation of shares	91					91	91				91
Repurchase of shares	(76,270)							76,270			76,270
Cash proceeds from noncontrolling interest	230,898			135,055			135,055				135,055	95,843
Dilution of non-controlling interest	0			(2,138)			(2,138)				(2,138)	2,138
Non-controlling interests arising on a business combination	61,720											61,720
Dividends paid	(904)											904
Others	22											22
Ending balance at Dec. 31, 2020	14,992,025	75	13,307,585	(86,483)	61,127	197,493	13,479,722	(76,360)	(5,002)	1,455,027	14,853,462	138,563
Statement [LineItems]
Net income (loss) for the year	(1,377,348)									(1,358,813)	(1,358,813)	(18,535)
Other comprehensive income (loss) for the year	(29,118)								(30,790)		(30,790)	1,672
Total comprehensive income	(1,406,466)								(30,790)	(1,358,813)	(1,389,603)	(16,863)
Transaction costs from subsidiaries	(23,848)			23,848			23,848				23,848
Share-based payments	133,154					133,121	133,121				133,121	33
Issuance of shares for business combination	643,727			619,362		24,365	643,727				643,727
Repurchase of shares	(988,824)							988,824			988,824
Issuance of shares for purchased non-controlling interests	230,500	1	517,740	(209,330)			308,410				308,411	(77,911)
Cash proceeds from noncontrolling interest	893											893
Non-controlling interests arising on a business combination	50,252											50,252
Sale of subsidiary	(1,219)											(1,219)
Dividends paid	(2,967)											2,967
Others	(7)											(7)
Ending balance at Dec. 31, 2021	13,627,220	76	13,825,325	299,701	61,127	354,979	14,541,132	(1,065,184)	(35,792)	96,214	13,536,446	90,774
Statement [LineItems]
Net income (loss) for the year	(526,396)									(519,417)	(519,417)	(6,979)
Other comprehensive income (loss) for the year	(401,071)
Other comprehensive loss for the year	(401,070)								(396,909)		(396,909)	(4,161)
Total comprehensive income	(927,467)
Total comprehensive income	(927,466)								(396,909)	(519,417)	(916,326)	(11,140)
Share-based payments	189,050					189,003	189,003				189,003	47
Sale of subsidiary	(60)											(60)
Dividends paid	(3,601)											3,601
Others	6											6
Shares delivered under share-based payment arrangements				(34,315)		(88,264)	(122,579)	122,579
Equity transaction with non-controlling interests	(30,549)			(6,792)			(6,792)				(6,792)	(23,757)
Equity transaction related to put options over non-controlling interest	(74,440)					(78,289)	(78,289)				(78,289)	3,849
Treasury shares - Delivered on business combination and sold	169,864			(703,656)			(703,656)	873,520			169,864
Ending balance at Dec. 31, 2022	R$ 12,950,024	R$ 76	R$ 13,825,325	R$ (445,062)	R$ 61,127	R$ 377,429	R$ 13,818,819	R$ (69,085)	R$ (432,701)	R$ (423,203)	R$ 12,893,906	R$ 56,118